Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Gross debt	$ 6,886,000,000	$ 5,815,000,000
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	23,000,000	59,000,000
Cash and cash equivalents	(1,552,000,000)	(699,000,000)	$ (775,000,000)	$ (1,039,000,000)
Pledged deposits	0	0
Net debt	$ 5,357,000,000	$ 5,174,000,000